OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

In millions	December 31, 2025	December 31, 2024
Related to financing activities:
Payables related to derivatives	$68.2	$22.3
Accrued interest	27.5	23.2
Related to investing activities:
Contingent consideration	20.0	—
Related to operating and other activities:
Accrued personnel costs	299.8	244.1
Refund liabilities	169.8	115.7
Contract liabilities	99.3	68.4
Sales and value-added taxes	73.6	54.3
Accrued advertising and promotions	72.4	42.0
Goods in transit accruals	7.4	55.0
Accrued royalties	5.4	6.7
Other accrued liabilities	159.4	116.0
Total	$1,002.8	$747.7